Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 82,278	$ 106,832	$ 342,252	$ 339,533
Cost of revenues	8,890	33,148	153,755	84,061
Gross Profit	73,388	73,684	188,497	255,472
Operating expenses
General and administrative expenses	97,859	88,658	426,760	346,836
Total operating expenses	97,859	88,658
Loss from operations	(24,471)	(14,974)	(238,263)	(91,364)
Other expense
Interest expense	(6,459)	(5,301)	134,229	2,561
Amortization of debt discount	(9,542)	(23,316)	80,828	11,654
Factoring expense		(3,133)	3,133	6,368
Loss on debt settlement
Total other expense	(16,001)	(31,750)	218,190	20,583
Net loss	$ (40,472)	$ (46,724)	$ (456,453)	$ (111,947)
Weighted average common shares outstanding	77,437,130	67,082,130	68,831,896	64,843,093
Net loss per common share: basic and diluted	$ 0.00	$ 0.00	$ (0.01)	$ 0.00